Business Combinations - Additional Information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021	May 06, 2021
Business Combinations
Other intangible assets	¥ 920,700	¥ 403,674
Total revenues	6,827,943	6,954,057	¥ 5,409,825
Net loss	(115,049)	(148,965)	990,731
Amount of intangibles acquired	1,198,231	540,763
Trademark
Business Combinations
Amount of intangibles acquired	¥ 160,000	¥ 160,000
Trademark | Maximum
Business Combinations
Useful life	10 years
Reacquired franchise rights | Minimum
Business Combinations
Useful life	1 year
Reacquired franchise rights | Maximum
Business Combinations
Useful life	5 years
Customer relationships | Minimum
Business Combinations
Useful life	3 years
Customer relationships | Maximum
Business Combinations
Useful life	7 years
ZACC
Business Combinations
Other intangible assets				¥ 240,000
ZACC | Trademark
Business Combinations
Other intangible assets				90,000
ZACC | Customer relationships
Business Combinations
Other intangible assets				¥ 150,000
SAWAN CO. LTD. ("SAWAN")
Business Combinations
Other intangible assets					¥ 100,000
SAWAN CO. LTD. ("SAWAN") | Trademark
Business Combinations
Other intangible assets					70,000
SAWAN CO. LTD. ("SAWAN") | Customer relationships
Business Combinations
Other intangible assets					¥ 30,000
Relaxation Salons
Business Combinations
Other intangible assets			15,000
Total revenues			208,600
Net loss			¥ 13,788
Relaxation Salons | Minimum
Business Combinations
Royalty rate of fair value measurements for unobservable inputs (as a percent)			1.20%
Discount rate of fair value measurements for unobservable inputs (as a percent)			11.30%
Relaxation Salons | Maximum
Business Combinations
Royalty rate of fair value measurements for unobservable inputs (as a percent)			6.00%
Discount rate of fair value measurements for unobservable inputs (as a percent)			25.00%
Relaxation Salons | Reacquired franchise rights
Business Combinations
Amount of franchise rights reacquired			¥ 15,000
Relaxation Salons | Reacquired franchise rights | Minimum
Business Combinations
Useful life of reacquired franchise rights			1 year
Relaxation Salons | Reacquired franchise rights | Maximum
Business Combinations
Useful life of reacquired franchise rights			3 years